Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Note Payable and Line of Credit from Related Parties

On February 2, 2023, RWT issued a promissory note (the “Note”) to its former CEO and Mr. You and Mr. de Masi for an aggregate amount of $600,000. The Note has an annual interest rate of 5% and is currently due on demand.

On December 30, 2024, Holdco entered into a loan agreement (the “Loan Agreement”) with RHY, an affiliate of Harry You, pursuant to which RHY agreed to issue an LOC to Holdco for up to $7 million, in addition to the Rollover amount described below. The Loan has an interest rate of 5%, and interest will be due and payable in arrears quarterly.

Prior to Closing, the outstanding amount that Coliseum and RWT owed to Mr. You and his affiliates are: (i) approximately $1.7 million and approximately $333,000 of advances to Coliseum and RWT, respectively, (ii) convertible note balance of $667,500 to Coliseum, and a portion under the Note discussed above of approximately $216,000 to RWT (which amount includes $200,000 in principal and approximately $16,000 in accrued interest), and (iii) an outstanding balance of $180,000 in accrued administrative fees to Coliseum, for a total of approximately $3.1 million. All of these outstanding amounts (the “Rollover”) were assigned to and assumed by Holdco and are treated for all purposes as loans outstanding under the Loan Agreement. The Loan has an interest rate of 5%, and interest will be due and payable in arrears quarterly. The Rollover amount does not reduce the $7 million funding available to the Company under the LOC. As of December 31, 2024, the Company had not borrowed any of the $7 million available funding under the LOC. Subsequent to December 31, 2024, the Company borrowed approximately $839,000 under the LOC.

Employment Agreement

On December 31, 2024, Holdco entered into a binding offer letter (the “Offer Letter”) with its new CEO, Mr. Seidl effective January 2, 2025, pursuant to which Holdco agreed to pay to the CEO (i) an annual salary of $500,000, (ii) a contingent bonus payment of $5.0 million that will be issued under a form of an unsecured note payable (the “Officer Note”) on the earlier of (x) four-year anniversary of the Officer Note, subject to the CEO’s continued service with Holdco through such date, and (y) the date of termination, if Holdco terminates the CEO’s employment without cause. As of the date of this filing, the Officer Note has not been issued.